CLAYMORE EXCHANGE-TRADED FUND TRUST

                         CLAYMORE/ZACKS MID-CAP CORE ETF

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:

The following disclosure is hereby added to the "Primary Investment Risks"
section in the Prospectus for the Fund immediately preceding the paragraph titled "Non-Correlation Risk":

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities in connection with the quarterly rebalancing of the Index, and therefore the Fund's investments. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.


                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


March 19, 2009

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                       CLAYMORE EXCHANGE-TRADED FUND TRUST

                      CLAYMORE/ZACKS DIVIDEND ROTATION ETF

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:

The following disclosure is hereby added to the "Primary Investment Risks"
section in the Prospectus for the Fund immediately preceding the paragraph titled "QDI Tax Risk":

Finance Sector Risk. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets (such as those for collateralized debt obligations backed by mortgages (particularly subprime mortgages) and auction rate preferred shares), including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government's placement of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation under conservatorship, the bankruptcy filing of Lehman Brothers Holdings Inc., the sale of Merrill Lynch to Bank of America, the U.S. government support of American International Group, Inc., the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. This situation has created instability in the financial markets and caused certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Moreover, certain financial companies have avoided collapse due to intervention by the U.S. regulatory authorities (such as the Federal Deposit Insurance Corporation or the Federal Reserve System), but such interventions have often not averted a substantial decline in the value of such companies' common stock. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


March 19, 2009

                       CLAYMORE EXCHANGE-TRADED FUND TRUST

              CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:

The second sentence in the "Primary Investment Strategies" section in the Prospectus for the Fund is hereby deleted and replaced with the following:

The Dividend Opportunities Index consists of 100 common stocks, master limited partnerships ("MLPs") and American depositary receipts ("ADRs") that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P/Citigroup Broad Market Index.

The fourth sentence in the "Primary Investment Strategies" section in the Prospectus for the Fund is hereby deleted and replaced with the following:

Potential Index constituents include common stocks, MLPs and ADRs with market capitalizations greater than $1.5 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large capitalization companies, as defined by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., the Fund's index provider ("S&P" or the "Index Provider").

The fifth sentence in the "Primary Investment Strategies" section in the Prospectus for the Fund is hereby deleted and replaced with the following:

The Fund will normally invest at least 90% of its total assets in common stocks, MLPs and ADRs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index.

The first sentence in the "Index Methodology" section in the Prospectus for the Fund is hereby deleted and replaced with the following:

The Dividend Opportunities Index tracks the performance of common stocks, MLPs and ADRs listed on the exchanges of the countries included in the S&P/Citigroup Broad Market Index.

The first sentence under bullet number "1." in the "Index Construction" section in the Prospectus for the Fund is hereby deleted and replaced with the following:

The universe from which the Index constituents are drawn includes all dividend paying common stocks, MLPs and ADRs listed on the exchanges of the countries included in the S&P/Citigroup Broad Market Index.

The following disclosure is hereby added to the "Primary Investment Risks"
section in the Prospectus for the Fund immediately preceding the paragraph titled "Non-Correlation Risk":

Master Limited Partnership Risk. Investments in securities of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.


                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


March 19, 2009

                       CLAYMORE EXCHANGE-TRADED FUND TRUST

                          CLAYMORE/SABRIENT STEALTH ETF
                   CLAYMORE/ZACKS MULTI-ASSET INCOME INDEX ETF

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUNDS:

The following disclosure is hereby added to the "Primary Investment Risks"
section in the Prospectus for each of the Claymore/Sabrient Stealth ETF and the Claymore/Zacks Multi-Asset Income Index ETF iimmediately preceding the paragraph titled "Non-Correlation Risk":

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities in connection with the quarterly rebalancing of the Index, and therefore the Fund's investments. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.


                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


March 19, 2009